Cash flow information (Tables)	6 Months Ended
Dec. 31, 2019
Statement Of Cash Flows [Abstract]
Summary of Cash Flow Information
(in U.S. dollars, in thousands)
(a) Reconciliation of cash and cash equivalents	As of December 31, 2019	As of June 30, 2019
Cash at bank	80,928	50,005
Deposits at call	420	421
	81,348	50,426

(in U.S. dollars, in thousands)
(b) Reconciliation of net cash flows used in operations with loss after income tax	Six months ended December 31, 2019	Six months ended December, 2018
Loss for the period	(30,067)	(44,103)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	1,715	1,098
Foreign exchange (gains)/losses	(375)	(179)
Finance costs	4,343	3,333
Remeasurement of borrowing arrangements	(779)	752
Remeasurement of contingent consideration	882	634
Equity settled share-based payment	2,447	2,026
Deferred tax benefit	(4,202)	(3,575)
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables	(620)	5,185
(Increase)/decrease in prepayments	(778)	(3,553)
Decrease/(increase) in tax assets	1,499	1,654
Increase/(decrease) in trade creditors and accruals	5,910	8,474
Increase/(decrease) in provisions	637	739
Increase/(decrease) in deferred consideration	2,500	10,000
Net cash outflows used in operations	(16,888)	(17,515)